Nature of Operations and Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Accounting Policies [Abstract]
Number of operating segments | item	1
Accounts Receivable and Net investment in sales-type leases
Allowance for doubtful accounts receivable	$ 939	$ 1,110
Allowance for doubtful accounts due to investment in sales-type leases	414	1,689
Inventories
Inventory write-downs for obsolescence and excess inventories	11,700	11,200
Other Intangible Assets
Impairment of Intangible Assets (Excluding Goodwill)		2,200	$ 2,200
Advertising costs	16,200	15,900	14,200
Retirement Plans and Employee Rights Upon Termination
Severance pay liabilities	4,200	4,000
Deposit in insurance policies and pension funds	3,300	3,100
Severance expenses	4,000	4,100	3,100
401(k) Plan contributions	$ 4,200	$ 3,200	$ 3,700
Research and Development Costs
Maximum additional tax rate on distribution of dividends	10.00%
Settlement percentage	50.00%
Vesting period	4 years
Stock-Based Compensation
Expected dividend rate (as a percent)	0.00%
Business Combinations
Increase in retained earnings	$ 1,400